Property and Equipment, Net (Details)	6 Months Ended
	Jun. 30, 2026 HKD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 HKD ($)
Property, Plant, and Equipment, after Accumulated Depreciation, Depletion, and Amortization [Abstract]
Depreciation expenses	$ 949,117	$ 121,030	$ 820,441